UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: March 31, 2002.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   136 E. South Temple, #1620, Salt Lake City, UT  84111

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      David J. Wagstaff
Title:     Managing Member
Phone:     801-532-2777
Signature, Place, and Date of Signing:

           David J. Wagstaff     Salt Lake City, Utah     April 26, 2002



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       53
Form 13F Information Table Value Total:	      241,665,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN  AUTH

Berkshire Hathaway      B       084670207      14,072     5,940   Sole   None
Costco Wholesale Corp.          22160K105      13,205   331,609   Sole   None
Comcast Corp.           A       200300200      10,648   334,840   Sole   None
Johnson & Johnson               478160104      10,260   157,954   Sole   None
Microsoft Corp.                 594918104      10,028   166,268   Sole   None
Walgreen Company                931422109       9,919   253,086   Sole   None
PepsiCo, Inc.                   713448108       9,722   188,761   Sole   None
Phillips Petroleum              718507106       9,493   151,156   Sole   None
Viacom Inc.             B       925524308       9,450   195,351   Sole   None
Health Mgmt Assoc               421933102       9,268   447,052   Sole   None
Wells Fargo & Co.               949746101       8,866   179,471   Sole   None
Pfizer, Inc                     717081103       8,318   209,303   Sole   None
Timberland Company              887100105       7,644   180,910   Sole   None
AT&T Liberty Media              001957208       7,203   569,826   Sole   None
Ace Ltd.                        004644100       7,181   172,202   Sole   None
Tricon Global Res               895953107       6,216   105,744   Sole   None
United Technologies             913017109       6,186    83,365   Sole   None
Washington Mutual               939322103       6,155   185,763   Sole   None
Sealed Air Corp                 81211K100       5,829   123,800   Sole   None
Cendant                         151313103       5,762   300,080   Sole   None
Rent A Center                   76009N100       5,594   109,485   Sole   None
American Standard               029712106       5,400    76,313   Sole   None
Mueller Industries              624756102       5,358   153,120   Sole   None
Estee Lauder Company            518439104       5,225   152,936   Sole   None
RehabCare Group, Inc.           759148109       5,198   182,360   Sole   None
Parker-Hannifin                 701094104       5,145   103,103   Sole   None
Merck & Company, Inc.           589331107       4,808    83,497   Sole   None
Cisco Systems                   17275R102       4,581   270,540   Sole   None
Berkshire Hathaway      A       084670108       4,266        60   Sole   None
Intuit                          461202103       4,052   105,625   Sole   None
Federal Home Loan               313400301       3,994    63,024   Sole   None
Waters Corporation              941848103       2,812   100,536   Sole   None
Sun Microsystems                866810104       2,503   283,770   Sole   None
First American Corp             318522307         803    37,700   Sole   None
BJs Wholesale Club              05548J106         649    14,510   Sole   None
Joy Global                      481165108         639    39,150   Sole   None
Maverick Tube Corp.             577914104         561    34,350   Sole   None
Chevron Texaco                  166764100         542     5,995   Sole   None
Interactive Data                45840J107         537    30,575   Sole   None
Skywest                         830879102         522    20,915   Sole   None
General Dynamics                369550108         487     5,175   Sole   None
Darden Restaurants              237194105         480    11,819   Sole   None
Kerr-McGee Corp                 492386107         408     6,485   Sole   None
US Bancorp                      902973304         374    16,550   Sole   None
Matthews International          577128101         359    14,275   Sole   None
Bristol Myers Squibb            110122108         325     8,015   Sole   None
Electronic Data Systems Corp.   285661104         314     5,400   Sole   None
Conseco Inc.                    208464107         275    75,750   Sole   None
Garden Burger                   365476100          11    10,000   Sole   None
Finova Group Inc.               317928109          10    28,425   Sole   None
OneCap                          68243P108           4    10,000   Sole   None
Microbest, Inc.                 59500X108           3    13,506   Sole   None
Frontier Insurance              359081106           1    10,000   Sole   None


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